Virtus Mid-Cap Core Fund
Virtus Mid-Cap Core Fund

Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund,

Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund,

Virtus Quality Small-Cap Fund, Virtus Small-Cap Sustainable Growth Fund

and Virtus Strategic Growth Fund each a series of Virtus Equity Trust

Supplement dated September 1, 2015 to the Summary Prospectuses and the Virtus Equity Trust Statutory Prospectus, each dated July 29, 2015

Important Notice to Investors

Virtus Mid-Cap Core Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.41%	1.41%	1.41%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	2.47%	3.22%	2.22%
Less: Expense Reimbursement(c)	(1.12)%	(1.12)%	(1.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.35%	2.10%	1.10%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$705	$1,092	$1,618	$3,054
Class C	Sold	$313	$776	$1,483	$3,362
	Held	$213	$776	$1,483	$3,362
Class I	Sold or Held	$112	$472	$978	$2,373

All Funds

The section “More Information About Fund Expenses” on page 47 of the statutory prospectus is hereby revised by replacing the first table and the paragraph that precedes the table and the first paragraph that follows that table with the following:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) through July 31, 2017 of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Contrarian Value Fund(1)	1.48%	N/A	2.23%	1.23%	1.10%
Virtus Growth & Income Fund	1.25%	N/A	2.00%	1.00%	N/A
Virtus Mid-Cap Core Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Mid-Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	N/A
Virtus Quality Large-Cap Value Fund	1.35%	N/A	2.10%	1.10%	N/A
Virtus Quality Small-Cap Fund(1)	1.42%	N/A	2.17%	1.17%	N/A
Virtus Small-Cap Sustainable Growth Fund	1.50%	N/A	2.25%	1.25%	N/A
Virtus Strategic Growth Fund(1)	1.47%	2.22%	2.22%	1.22%	N/A
(1)	Fund expenses currently below the capped level.

Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Mid-Cap Core Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.41%	1.41%	1.41%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.47%	3.22%	2.22%
Less: Expense Reimbursement	[2]	(1.12%)	(1.12%)	(1.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.35%	2.10%	1.10%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through July 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Mid-Cap Core Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	705	1,092	1,618	3,054
Class C	Sold	313	776	1,483	3,362
Class I	Sold or Held	112	472	978	2,373

Expense Example, No Redemption - Virtus Mid-Cap Core Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	705	1,092	1,618	3,054
Class C	Held	213	776	1,483	3,362
Class I	Sold or Held	112	472	978	2,373